Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Percent of pre-tax income [Abstract]
U.S. federal statutory income tax rate (in hundredths)	(34.00%)	(34.00%)
State taxes, net of federal benefit (in hundredths)	(460.00%)	(7.20%)
Interest expense -revaluation of warrants (in hundredths)	(240.00%)	(25.50%)
Other (in hundredths)	1.40%	0.80%
Valuation allowance (in hundredths)	39.60%	65.90%
Effective income tax expense rate (in hundredths)	0.00%	0.00%
Deferred tax assets [Abstract]
Net operating loss carryforwards	$ 61,522,000	$ 56,702,000
Research and development credits	5,636,000	5,241,000
Depreciation and amortization	5,040,000	5,198,000
Capitalized start-up costs	16,453,000	14,703,000
Other temporary differences	1,340,000	2,384,000
Gross deferred tax asset	89,991,000	84,228,000
Deferred tax assets valuation allowance	(89,991,000)	(84,228,000)
Total deferred tax assets	0	0
Increase in valuation allowance	5,800,000	13,300,000
Deferred tax asset related to domestic net operating loss carryforwards	8,300,000
Capitalized start-up cost	42,700,000	35,700,000
Amortization period for capitalized start up costs	15 years
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses, expiration dates	2024 to 2032
Research and development credits	5,636,000
Federal Net Operating Losses [Member]
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses	150,936,000
Carryforwards of net operating losses, expiration dates	2023 to 2032
State Net Operating Losses [Member]
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses	$ 167,352,000
Carryforwards of net operating losses, expiration dates	2019 to 2032